NATURE OF BUSINESS (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013	Aug. 10, 2011	Jan. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2012 Dine Out [Member]	Dec. 31, 2012 KPL [Member]	Dec. 31, 2012 DFLO [Member]	Dec. 31, 2012 TPL [Member]	Dec. 31, 2012 CPL [Member]	Dec. 31, 2012 DLOG [Member]	Dec. 31, 2012 CRK [Member]	Dec. 31, 2012 CHL [Member]	Dec. 31, 2012 C&S [Member]
Stockholders' Equity Note, Stock Split			Effective May 11, 2012, the Company's common stock was reverse split, 1 share for each 2 shares issued, pursuant to a majority vote of the Company's shareholders. All share references have been adjusted as if the split occurred in to all periods presented.
Entity Incorporation, State Country Name								England and Wales	South Africa	South Africa	South Africa	South Africa	South Africa	Hungary and Poland	South Africa	South Africa
Entity Incorporation, Date Of Incorporation								Oct. 29, 2009	Aug. 30, 2011	Aug. 16, 2011	Aug. 18, 2011	Aug. 29, 2011	Aug. 27, 2011	Oct. 12, 2011	Mar. 24, 2009	Oct. 01, 2011
Equity Method Investment, Ownership Percentage			49.00%					89.00%	90.00%	82.00%	88.00%	90.00%	88.00%	80.00%	50.00%	100.00%
Noncontrolling Interest, Ownership Percentage by Parent									10.00%	18.00%	12.00%	10.00%	12.00%	20.00%
Assets, Current			$ 2,030,375	$ 641,963
Liabilities, Current			1,772,852	3,720,486
Working Capital Balance(Deficit)			257,523	(3,078,523)
Net loss			(3,166,565)	(1,162,714)
Unrealized loss on available-for-sale securities (none applies to non-controlling interest)			(261,404)	(13,005)
Foreign translation income			29,013	(4,372)
Other comprehensive income (loss)			(3,398,956)	(1,180,091)
Approximate General and Administrative Expenses			650,000
Professional Fees			150,000
Going Concern Description			In addition, as announced in March 2013, we will be exiting operating our investment management subsidiary which we believe will save us approximately $50,000 per quarter starting with the second quarter of 2013. Effective October 1, 2011, the Company acquired majority control of the restaurants in South Africa and began consolidating these operations. In August 2012, the Company opened a restaurant in Budapest, Hungary, and shares 80% of the profits. The Company also shares 49% of the profits in our Hooters location opened in January 2012 in Campbelltown, Australia, a suburb of Sydney.
Note payable to a bank due in monthly installments of $1,739 including interest at Wall Street Journal Prime + 1% (minimum of 5.5%); remaining balance due August 10, 2013; collateralized by substantially all of the Company's assets and guaranteed by Mr. Pruitt			236,110	242,964
Debt Instrument, Maturity Date		Jan. 04, 2012	Aug. 31, 2013
Line of Credit Facility, Amount Outstanding			361,586			2,000,000
Other Liabilities					170,686
Gains (Losses) on Extinguishment of Debt	72,108
Payment Of Bank Liabilities	98,578
Director Sitting Fee							$ 100,000